Initial Public Offering (Details) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Additional units purchased		4,500,000		4,500,000
Purchase price per share (in Dollars per share)		$ 10		$ 10
Gross proceeds (in Dollars)			$ 345,000,000
Offering costs (in Dollars)	$ 19,100,000
Deferred underwriting commissions (in Dollars)	11,700,000
Derivative warrant liabilities (in Dollars)	$ 593,000
Units sold to affiliates	34,500,000
Purchase of units	1,010,000
Commissions on affiliated units	1,010,000
Ordinary share description		Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share
Initial public offering, description	the Company consummated its Initial Public Offering of 34,500,000 Units, which included the full exercise of the underwriters’ option to purchase an additional 4,500,000 Units to cover over-allotments, at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.1 million, of which approximately $11.7 million and approximately $593,000 were for deferred underwriting commissions and offering costs allocated to the derivative warrant liabilities, respectively. Of the 34,500,000 Units sold, affiliates of Rice Investment Group had purchased 1,010,000 Units (the “Affiliated Units”) at the Initial Public Offering price. The underwriters did not receive any underwriting discounts or commissions on the 1,010,000 Affiliated Units.
IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued	34,500,000
Purchase price per share (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 345,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional units purchased	4,500,000
Purchase price per share (in Dollars per share)	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.5		$ 11.5